Shareholder Report, Line Graph (Details) 192309_FMI Global Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)			6 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Class
Accumulated Value	$ 105,500	$ 100,000	$ 97,882
MSCI World (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World® (USD) Index
Accumulated Value	117,433	100,000	$ 116,767
MSCI ACWI (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI® (USD) Index
Accumulated Value	$ 118,438	$ 100,000	$ 118,421